Financial Income, Net	12 Months Ended
Dec. 31, 2014
Financial Income, Net [Text Block]
FINANCIAL INCOME, NET

Interest (expense) income, net consists of the following:

	2014	2013	2012
Interest income	31	59	126
Interest expense	(65)	(1,967)	(2,065)
Depreciation of prepaid expenses on debt grant	-	-	(31)
Changes in fair value of the 2007 Convertible Debentures	-	-	(282)
Warrants exercises	83	-	-
Changes in fair value of the warrants	1,722	1,007	(92)
Impact from the January 2012 Exchange Agreement	-	-	(2,250)
Total	1,771	(901)	(4,594)

In 2013, interest expense on the 2012 Non-convertible Debenture amounted to Euros 1,889 thousand, of which Euros 252 thousand expense for the payment of the 9% interest coupon.

In 2012, interest expense on the 2012 Non-convertible Debenture amounted to Euros 1,895 thousand, of which Euros 597 thousand expense for the payment of the 9% interest coupon.

F- 34

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

The 2007 Convertible Debenture was recorded at fair value. As a result of the January 2012 Exchange Offer, the 2007 Convertible Debt was remeasured, which resulted in a loss of Euros 2,250 thousand in 2012.